UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported)

January 29, 2021

FC Marketplace, LLC1

(Exact name of securitizer as specified in its charter)

025-04666	0001783754
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Sam Granger, (415) 599-4156

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

1

FC Marketplace, LLC, securitizer, is filing this Form ABS-15G in respect of all asset-backed securities as to which it or any affiliate thereof was a securitizer during the reporting period, including Small Business Lending Trust 2019-A, Small Business Lending Grantor Trust 2019-A, Small Business Lending Trust 2020-A, Small Business Lending Grantor Trust 2020-A, FC Depositor US LLC, and FC Capital US LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FC Marketplace, LLC (Securitizer)

By:	/s/ Richard G. Stephenson
Name: Richard G. Stephenson
Title: Chief Compliance Officer & President

Date: January 29, 2021